Stock Award Plans and Stock-Based Compensation (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 04, 2024	Sep. 30, 2024	Jun. 30, 2024	Jan. 01, 2025	Jun. 11, 2024
Stock Award Plans and Stock-Based Compensation [Line Items]
Options available for grant (in Shares)			1,015,383
Percentage of outstanding common shares		10.00%	10.00%
Options were granted (in Shares)			1,015,383
Exercise price percentage		110.00%	110.00%
Granted options under the stock option plan (in Shares)		1,015,383
Stock based compensation expense			$ 219,627
Options vested rate			100.00%
Exercise price, per share (in Dollars per share)			$ 0.06336
Fair value of awards			$ 0.6
Fair values grant, per share (in Dollars per share)			$ 6
Stock option expense			$ 600,000
Vested and exercisable, rate			100.00%
Non-vested stock options		$ 0
Unrecognized stock option compensation		0
Unrecognized stock option compensation		$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Payments			$ 0
Exercise of the stock options	$ 64,335
Share Reserve [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Options available for grant (in Shares)		8,984,617	8,984,617		10,000,000
Exercise price percentage		100.00%	100.00%
Share-Based Payment Arrangement, Option [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Vesting period		4 years	4 years
Exercisable over period		10 years	10 years
Granted options under the stock option plan (in Shares)			1,015,383
Subsequent Event [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Percentage of outstanding common shares				20.00%
Subsequent Event [Member] | Share Reserve [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Options available for grant (in Shares)				3,000,000
Common Stock [Member]
Stock Award Plans and Stock-Based Compensation [Line Items]
Fair values grant, per share (in Dollars per share)			$ 0.0634